Segment Reporting (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) Segments	Jun. 30, 2025 USD ($)
Segment Reporting [Line Items]
CODM description	The Company’s chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.
Patent revenue	$ 846,501	$ 204,007
Reporting segment | Segments	1
3D Global Patent [Member]
Segment Reporting [Line Items]
Patent revenue		$ 35,000